SCHEDULE OF FOREIGN CURRENCY EXPOSURE (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 37,332	$ 419,587
Accounts payable	(172,521)	(255,965)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash	3,579	3,879
Accounts receivable	4,743	692
Accounts payable	(8,768)	(562)
Total	$ (446)	$ 4,010